CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Previously reported	Share Capital	Share Capital Previously reported	Treasury Shares	Treasury Shares Previously reported	Additional Paid-in Capital	Additional Paid-in Capital Previously reported	Contributed Surplus	Contributed Surplus Previously reported	Accumulated Other Comprehensive Loss [1]	Accumulated Other Comprehensive Loss Previously reported	[1]	Retained (Losses)/Earnings	Retained (Losses)/Earnings Previously reported	Non-controlling Interests	Non-controlling Interests Previously reported
Balance at beginning of the period at Dec. 31, 2019	$ 1,750,826		$ 101,303		$ (39,098)		$ 1,876,067		$ 200,000		$ (34,866)			$ (605,145)		$ 252,565
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(167,930)													(273,557)		105,627
Dividends	(26,340)															(26,340)
Employee stock compensation	5,671						5,671
Forfeiture of employee stock compensation	(250)						(250)
Restricted stock units	0		73				(73)
Proceeds from subscription of equity interest in Gimi MS Corporation	11,081															11,081
Repurchase and cancellation of treasury shares	(16,650)		(3,500)		39,098									(52,248)
Realized accumulated comprehensive losses on disposal of investment in affiliate	0
Net proceeds from issuance of shares	100,255		12,068				88,187
Deconsolidation of lessor VIEs	(4,809)															(4,809)
Other comprehensive loss	(21,207)										(21,207)
Balance at end of the period at Dec. 31, 2020	1,630,647		109,944		0		1,969,602		200,000		(56,073)			(930,950)		338,124
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	560,615													413,851		146,764
Dividends	(37,136)															(37,136)
Employee stock compensation	4,330						4,330
Forfeiture of employee stock compensation	(809)						(809)
Restricted stock units	0		264				(264)
Proceeds from subscription of equity interest in Gimi MS Corporation	25,403															25,403
Repurchase and cancellation of treasury shares	(24,484)		(1,985)											(22,499)
Realized accumulated comprehensive losses on disposal of investment in affiliate	43,380										43,380
Deconsolidation of lessor VIEs	(25,888)															(25,888)
Other comprehensive loss	45,239
Other comprehensive income	1,859										1,859
Balance at end of the period at Dec. 31, 2021	2,177,917	$ 2,177,917		$ 108,223		$ 0		$ 1,972,859		$ 200,000		$ (10,834)			$ (539,598)		$ 447,267
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	939,057													787,773		151,284
Dividends	(55,169)															(55,169)
Exercise of share options	161		6				155
Employee stock compensation	3,937						3,937
Forfeiture of employee stock compensation	(157)						(157)
Restricted stock units	0		187				(187)
Proceeds from subscription of equity interest in Gimi MS Corporation	39,275															39,275
Repurchase and cancellation of treasury shares	(25,477)		(1,190)											(24,287)
Realized accumulated comprehensive losses on disposal of investment in affiliate	0
Deconsolidation of lessor VIEs	(182,707)															(182,707)
Other comprehensive loss	5,023										5,023
Balance at end of the period at Dec. 31, 2022	$ 2,900,174		$ 107,226		$ 0		$ 1,936,746		$ 200,000		$ (5,811)			$ 262,063		$ 399,950

[1]	As of December 31, 2022, 2021 and 2020, our accumulated other comprehensive income/(loss) consisted of (i) $5.7 million gain, $5.0 million gain and $3.5 million loss in relation to our pension and post retirement benefit plan, (ii) $0.8 million, $nil and $nil share of equity method investment’s comprehensive losses from continuing operations, and (iii) $nil, $3.1 million and $17.7 million share of equity method investment’s comprehensive loss from discontinued operations, respectively.